Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Cash Flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	$ (4,346,713)	$ (8,245,623)	$ (32,714,475)
Net cash used in investing activities	1,168,178	(2,687,813)	106,411
Net cash used in financing activities	(924,965)	8,005,874	4,466,600
Effect of exchange rate changes	658,175	34,251	(93,906)
VIEs
Variable Interest Entity [Line Items]
Net cash (used in) provided by operating activities	2,080,985	(841,958)	(8,265,834)
Net cash used in investing activities	(44,492)	(1,650)	(69,989)
Effect of exchange rate changes	$ 477,763	$ 68,458	$ (621,698)